The Company	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
The Company
Note 1. The Company
Cellectis S.A. (hereinafter “Cellectis” or “we”) is a limited liability company (“société anonyme”) registered and domiciled in Paris, France.
We are a clinical stage biotechnological company, employing our core proprietary technologies to develop products based on gene-editing with a portfolio of allogeneic Chimeric Antigen Receptor
T-cells
(“UCART”) product candidates in the field of immuno-oncology and gene-edited hematopoietic stem cells (“HSC”) product candidates in other therapeutic indications.
Our UCART product candidates, based on gene-edited
T-cells
that express Chimeric Antigen Receptors (“CARs”), seek to harness the power of the immune system to target and eradicate cancers. We believe that
CAR-based
immunotherapy is one of the most promising areas of cancer research, representing a new paradigm for cancer treatment. We are designing next-generation immunotherapies that are based on gene-edited CAR
T-cells.
Our gene-editing technologies allow us to create allogeneic CAR
T-cells,
meaning they are derived from healthy donors rather than the patients themselves. We believe that the allogeneic production of CAR
T-cells
will allow us to develop cost-effective,
“off-the-shelf”
products that are capable of being stored and distributed worldwide. Our gene-editing expertise also enables us to develop product candidates that feature additional safety and efficacy attributes, including control properties designed to prevent them from attacking healthy tissues, to enable them to tolerate standard oncology treatments, and to equip them to resist mechanisms that inhibit immune-system activity.
Together with our focus on immuno-oncology, we are using, through our .HEAL platform, our gene-editing technologies to develop HSC product candidates in genetic diseases.
As of December 31, 2021, Cellectis S.A. also owns 61.8% of the outstanding shares of common stock of Calyxt, Inc., our plant-based plant-based synthetic biology company that leverages its proprietary PlantSpring
™
technology platform to engineer plant metabolism to produce innovative, high-value materials and products for use in helping customers meet their sustainability targets and financial goals. Calyxt is focused on developing these materials and products for customers in large and differentiated end markets including the cosmeceutical, nutraceutical, and pharmaceutical industries. Calyxt uses its PlantSpring technology platform for development of those plant-based chemistries, and will produce them in its proprietary BioFactoryTM production system. This strategic initiative was announced in October 2021.
Cellectis S.A., Cellectis, Inc., Cellectis Biologics Inc. and Calyxt, Inc. (or “Calyxt”) are sometimes referred to as a consolidated group of companies as the “Group”.
COVID-19
Update
While implementing health and safety measures in response to the
COVID-19
pandemic, we continued to advance our proprietary allogeneic CART-cell programs during 2021.
Although the
COVID-19
pandemic has slowed the enrollment of new patients, Cellectis continued to enroll patients in its
AMELI-01,
BALLI-01
and
MELANI-01
clinical trials during 2021, and each of the trials currently continues to progress through its respective dose levels.
Despite the increasing availability of
COVID-19
vaccines, the
COVID-19
pandemic and government actions to contain it continue to result in significant disruptions to various public and commercial activities. With respect to clinical trials for both our proprietary allogeneic CAR
T-cell
programs and programs conducted by commercial partners, enrollment of new patients and the ability to conduct 14 patient follow-up
is expected to continue to be impacted by the
COVID-19
pandemic. The exact timing of delays and overall impact of the
COVID-19
pandemic to our business, preclinical studies, clinical trials and manufacturing activities is currently unknown, and we are monitoring the pandemic as it continues to evolve.
At Calyxt, during the year ended December 31, 2021, the
COVID-19
pandemic did not have a material impact on Calyxt’s operations. However, a resurgence or prolonging of the
COVID-19
pandemic, governmental response measures (vaccination requirements and other mandatory health and safety requirements), and resulting disruptions could rapidly offset such improvements. Moreover, the long-term effects of the
COVID-19
pandemic on the financial markets and broader economy remain uncertain, which may make obtaining capital challenging and may exacerbate the risk that capital, if available, may not be available on terms acceptable to Calyxt. There continues to be significant uncertainty relating to the
COVID-19
pandemic and its long-term impact, and many factors could affect Calyxt’s results and operations, including, but not limited to, those described in Part I, Item 1A, “Risk Factors” of this report.
The overall impact to Cellectis’ and Calyxt’s businesses will be dependent on future developments, which are highly uncertain and difficult to predict.